Income Taxes (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Effective income tax rate reconciliation, percent, total	0.00%	1.30%
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%	28.00%
Deferred tax assets, net operating loss carryforwards indefinitely		$ 6,200
U.S. [Member]
Operating loss carryforwards, total	$ 51,200
Operating loss carryforwards, expiration date	Jun. 30, 2028
CHINA [Member]
Operating loss carryforwards, total	$ 900
Operating loss carryforwards, expiration date	Jun. 30, 2024